Business Combinations (Details 1)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Reserve Quantities [Line Items]
Cash		$ 1,582,384		$ 1,114,033
Accounts receivable		1,643,959		739,248
Biological assets				1,188,552	$ 250,690
Property, plant, and equipment	$ 12,821,244			8,833,570	$ 3,069,581
Accounts payable and accrued liabilities		947,233	$ 442,422	1,199,826
Lease liabilities		(1,275,756)		$ (1,735,503)
Net identifiable assets acquired		1,434,192
Golden Harvests L L C [Member]
Reserve Quantities [Line Items]
Cash		386,128
Accounts receivable		155,067
Prepaids and other current assets		91,464
Intangible asset: grow licenses		154,000
Biological assets		477,672
Inventory		309,439
Property, plant, and equipment		1,311,917
Net identifiable assets		2,885,687
Accounts payable and accrued liabilities		(542,630)
Notes payable		(227,056)
Lease liabilities		(564,309)
Income taxes		(117,500)
Net identifiable assets acquired		$ 1,434,192